Trade and other payables (Details) - CAD ($)	Feb. 29, 2024	Aug. 31, 2023
Trade and other payables.
Trade payable	$ 1,337,058	$ 1,107,310
Sales taxes payable	41,965	62,398
Salaries, vacation and other employees benefits payables	692,521	585,192
Trade and other payables	$ 2,071,544	$ 1,754,900